Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 19,826	$ 28,286	$ 57,517
Variable lease costs	11,516	15,922	17,143
Total lease costs	31,342	44,208	74,660
Property, Plant and Equipment
Lessee, Lease, Description [Line Items]
Operating lease costs	16,500	19,900	48,100
Total lease costs	$ 22,100	$ 29,900	$ 58,500